Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Additional information (Detail) ₨ in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment Charge			₨ 278,379.1	£ 3,105
Impairment of Goodwill		₨ 83.1	₨ 81.1	£ 1
Recoverable value	₨ 272,066.9	₨ 35,543.1
Passenger vehicle segment [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Percentage increase in market share	8.10%	4.80%
Passenger vehicle segment [member] | Cash-generating units [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Carrying value of the cash generating unit	₨ 49,109.9
Reversal of onerous contract provision	7,770.0
Passenger vehicle segment [member] | Cash-generating units [member] | VIU [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Recoverable value	105,880.0
Passenger vehicle segment [member] | Cash-generating units [member] | FVCLD [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Recoverable value	146,186.0	₨ 91,203.1
Passenger vehicle segment [member] | Cash-generating units [member] | Provision For Supplier Claims [Member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Provision made during the period for estimated supplier claims	₨ 1,140.0
Passenger vehicle segment [member] | Top of range [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Other provisions recognization term		10 years
Passenger vehicle segment [member] | Bottom of range [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Other provisions recognization term		5 years
Tata motors european technical center plc [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment of Goodwill		₨ 2,974.9
Recoverable value		465.5
Recoverable amount lower than carrying amount		3,440.4
Trilix [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment of Goodwill		83.1
Trilix [member] | Goodwill and current tax assets [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment Charge		557.1
Trilix [member] | Current tax assets [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment Charge		₨ 461.7